Shareholder Fees	Dec. 15, 2025 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0